Share-Based Compensation (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation [Line Items]
Dividend yield (%)	0.00%	0.00%
Expected life of share options (years)	10 years
Minimum [Member]
Share Based Compensation [Line Items]
Expected volatility of the share prices (%)	81.56%	84.05%
Risk-free interest rate (%)	1.94%	1.04%
Expected life of share options (years)		4 years
Maximum [Member]
Share Based Compensation [Line Items]
Expected volatility of the share prices (%)	85.61%	91.60%
Risk-free interest rate (%)	2.52%	2.10%
Expected life of share options (years)		10 years